SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) Options in Thousands	12 Months Ended
	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares
Share options exercisable
Number of options | Options	859
Share option
Share options outstanding
Number of options | Options	859	7,186	3,764
Weighted average exercise price	$ 4.68	$ 2.84	$ 4.47
Weighted average remaining contractual life (years)	1 year 7 months 20 days
Share options exercisable
Number of options | Options	859	7,186
Weighted average exercise price	$ 4.68	$ 2.84
Weighted average remaining contractual life (years)	1 year 7 months 21 days
Share option | C$4.59 to C$4.77
Share options outstanding
Number of options | Options	646
Weighted average exercise price	$ 4.59
Weighted average remaining contractual life (years)	1 year 11 months 1 day
Share options exercisable
Number of options | Options	646
Weighted average exercise price	$ 4.59
Weighted average remaining contractual life (years)	1 year 11 months 1 day
Share option | C$4.78 to C$5.01
Share options outstanding
Number of options | Options	194
Weighted average exercise price	$ 4.95
Weighted average remaining contractual life (years)	10 months 13 days
Share options exercisable
Number of options | Options	194
Weighted average exercise price	$ 4.95
Weighted average remaining contractual life (years)	10 months 13 days
Share option | C$5.02 to C$5.06
Share options outstanding
Number of options | Options	19
Weighted average exercise price	$ 5.06
Weighted average remaining contractual life (years)	1 month 20 days
Share options exercisable
Number of options | Options	19
Weighted average exercise price	$ 5.06
Weighted average remaining contractual life (years)	1 month 21 days
Share option | Minimum | C$4.59 to C$4.77
Share options outstanding
Exercise price range	$ 4.59
Share option | Minimum | C$4.78 to C$5.01
Share options outstanding
Exercise price range	4.78
Share option | Minimum | C$5.02 to C$5.06
Share options outstanding
Exercise price range	5.02
Share option | Maximum | C$4.59 to C$4.77
Share options outstanding
Exercise price range	4.77
Share option | Maximum | C$4.78 to C$5.01
Share options outstanding
Exercise price range	5.01
Share option | Maximum | C$5.02 to C$5.06
Share options outstanding
Exercise price range	$ 5.06